FPA PARAMOUNT FUND, INC.

Portfolio of investments

June 30, 2020

(Unaudited)

COMMON STOCKS	Shares	Fair Value
APPLICATION SOFTWARE — 14.3%
Activision Blizzard, Inc.	70,550	$5,354,745
Dassault Systemes SE (France)	13,830	2,400,790
SAP SE (Germany)	23,190	3,241,716
Tencent Holdings Ltd. (China)	94,292	6,042,030
Ubisoft Entertainment SA (France)(a)	57,798	4,786,275
		$21,825,556

INFRASTRUCTURE SOFTWARE — 8.6%
Microsoft Corporation	38,400	$7,814,784
Obic Co. Ltd. (Japan)	11,252	1,983,040
Oracle Corp.	60,980	3,370,365
		$13,168,189

INDUSTRIALS — 6.5%
Electrocomponents plc (Britain)	498,390	$4,148,781
General Dynamics Corp.	11,700	1,748,682
Valmet Oyj (Finland)	152,340	3,992,799
		$9,890,262

INFORMATION TECHNOLOGY SERVICES — 6.5%
Accenture plc (Class A) (Ireland)	13,833	$2,970,222
Capgemini SE (France)	45,520	5,253,073
RELX plc (Britain)	69,680	1,612,797
		$9,836,092

INTERNET MEDIA — 5.8%
Alphabet, Inc. (Class C)(a)	3,770	$5,329,310
NAVER Corp. (South Korea)	15,400	3,464,741
		$8,794,051

MEDICAL EQUIPMENT — 3.9%
Alcon, Inc. (Switzerland)(a)	46,835	$2,691,103
Koninklijke Philips NV (Netherlands)(a)	71,501	3,335,357
		$6,026,460

HOUSEHOLD PRODUCTS — 3.8%
Henkel AG & Co. KGaA (Germany)	23,994	$2,007,345
L'Oreal SA (France)(a)	2,694	869,479
Reckitt Benckiser Group plc (Britain)	13,410	1,233,699
Unilever plc (Britain)	30,180	1,627,942
		$5,738,465

BEVERAGES — 3.6%
Ambev SA (Brazil)(a)	461,066	$1,198,851
Britvic plc (Britain)	231,678	2,206,264
Heineken Holding NV (Netherlands)	5,344	437,390
Pernod Ricard SA (France)	10,149	1,598,126
		$5,440,631

BUILDING MAINTENANCE SERVICES — 3.3%
ISS A/S (Denmark)(a)	313,543	$4,978,588

FPA PARAMOUNT FUND, INC.

Portfolio of investments (Continued)

June 30, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
CEMENT & AGGREGATES — 3.0%
CRH plc (Ireland)	52,200	$1,796,737
Metso Oyj (Finland)	84,870	2,789,130
		$4,585,867

SPECIALTY CHEMICALS — 3.0%
Koninklijke DSM NV (Netherlands)	23,561	$3,270,689
Symrise AG (Germany)	11,210	1,309,851
		$4,580,540

MASS MERCHANTS — 2.8%
Dollar General Corp.	22,150	$4,219,797

OTHER COMMERCIAL SERVICES — 2.7%
ALS, Ltd. (Australia)	904,132	$4,128,487

CONSUMER FINANCE — 2.4%
Adyen NV (Netherlands)(a)	2,539	$3,695,498

CONSUMER ELECTRONICS — 2.3%
Sony Corp. (Japan)	51,776	$3,574,104

HEALTH CARE SERVICES — 2.2%
Laboratory Corp. of America Holdings(a)	20,100	$3,338,811

PROFESSIONAL SERVICES — 2.1%
Pagegroup plc (Britain)	698,458	$3,279,820

COMMERCIAL SERVICES — 2.1%
Babcock International Group plc (Britain)	819,754	$3,141,739

OTHER SPECIALTY RETAIL - DISCRETIONARY — 2.0%
Fielmann AG (Germany)	22,068	$1,488,856
GrandVision NV (Netherlands)(a)	54,220	1,544,745
		$3,033,601

NON WOOD BUILDING MATERIALS — 2.0%
Cie de Saint-Gobain (France)(a)	83,361	$3,007,743

REINSURANCE — 1.8%
RenaissanceRe Holdings Ltd. (Bermuda)	16,479	$2,818,403

ADVERTISING & MARKETING — 1.7%
Stroeer SE & Co. KGaA (Germany)	38,876	$2,623,428

HEALTH CARE SUPPLIES — 1.7%
EssilorLuxottica SA (France)(a)	19,996	$2,571,652

FPA PARAMOUNT FUND, INC.

Portfolio of investments (Continued)

June 30, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
AUTOMOTIVE RETAILERS — 1.4%
O'Reilly Automotive, Inc.(a)	4,900	$2,066,183

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 1.3%
Cie Financiere Richemont SA (Switzerland)	31,830	$2,053,045

LOGISTICS SERVICES — 1.3%
DSV PANALPINA A/S (Denmark)	15,930	$1,956,760

COMMUNICATIONS EQUIPMENT — 1.3%
Samsung Electronics Co. Ltd. (South Korea)	43,466	$1,924,137

SEMICONDUCTOR MANUFACTURING — 1.2%
ASML Holding NV (Netherlands)	5,036	$1,842,233

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.9%
Dormakaba Holding AG (Switzerland)(a)	2,410	$1,316,118

BANKS — 0.8%
AIB Group plc (Ireland)(a)	997,924	$1,260,019

INDUSTRIAL DISTRIBUTION & RENTAL — 0.4%
Ferguson plc (Britain)	7,440	$609,554

FOOD & DRUG STORES — 0.3%
Empire Co. Ltd. (Class A) (Canada)	20,856	$499,432

OTHER COMMON STOCKS — 3.1%(a)(b)		$4,783,894

TOTAL COMMON STOCKS — 100.1% (Cost $132,067,943)		$152,609,159

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $132,067,943)		$152,609,159

SHORT-TERM INVESTMENTS — 0.1%
State Street Bank Repurchase Agreement — 0.00% 7/1/2020
(Dated 06/30/2020, repurchase price of $145,000, collateralized by $136,400 principal amount U.S. Treasury Notes — 2.63% 2023, fair value $147,967)	$145,000	$145,000

TOTAL SHORT-TERM INVESTMENTS (Cost $145,000)		$145,000

FPA PARAMOUNT FUND, INC.

Portfolio of investments (Continued)

June 30, 2020

(Unaudited)

Fair Value
TOTAL INVESTMENTS — 100.2% (Cost $132,212,943)	$152,754,159
Other Assets and Liabilities, net — (0.2)%	(379,085)
NET ASSETS — 100.0% — NOTE 2	$152,375,074

(a)	Non-income producing security.
(b)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See accompanying Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of June 30, 2020: (see Portfolio of Investments for industry categories):

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Application Software	$5,354,745	$16,470,811	—	$21,825,556
Infrastructure Software	11,185,149	1,983,040	—	13,168,189
Industrials	1,748,682	8,141,580	—	9,890,262
Information Technology Services	2,970,222	6,865,870	—	9,836,092
Internet Media	5,329,310	3,464,741	—	8,794,051
Medical Equipment	3,335,357	2,691,103	—	6,026,460
Household Products	—	5,738,465	—	5,738,465
Beverages	1,636,241	3,804,390	—	5,440,631
Building Maintenance Services	—	4,978,588	—	4,978,588
Cement & Aggregates	—	4,585,867	—	4,585,867
Specialty Chemicals	—	4,580,540	—	4,580,540
Mass Merchants	4,219,797	—	—	4,219,797
Other Commercial Services	—	4,128,487	—	4,128,487
Consumer Finance	3,695,498	—	—	3,695,498
Consumer Electronics	—	3,574,104	—	3,574,104
Health Care Services	3,338,811	—	—	3,338,811
Professional Services	—	3,279,820	—	3,279,820
Commercial Services	—	3,141,739	—	3,141,739
Other Specialty Retail - Discretionary	—	3,033,601	—	3,033,601
Non Wood Building Materials	—	3,007,743	—	3,007,743
Reinsurance	2,818,403	—	—	2,818,403
Advertising & Marketing	—	2,623,428	—	2,623,428
Health Care Supplies	—	2,571,652	—	2,571,652
Automotive Retailers	2,066,183	—	—	2,066,183
Apparel, Footwear & Accessory Design	—	2,053,045	—	2,053,045
Logistics Services	—	1,956,760	—	1,956,760
Communications Equipment	—	1,924,137	—	1,924,137
Semiconductor Manufacturing	—	1,842,233	—	1,842,233
Commercial & Residential Building Equipment & Systems	—	1,316,118	—	1,316,118
Banks	—	1,260,019	—	1,260,019
Industrial Distribution & Rental	609,554	—	—	609,554
Food & Drug Stores	499,432	—	—	499,432
Other Common Stocks	2,454,283	2,329,611	—	4,783,894
Short-Term Investment	—	145,000	—	145,000
	$51,261,667	$101,492,492	—	$152,754,159

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $437,390 from Level 2 to Level 1 during the period ended June 30, 2020.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2020 (excluding short-term investments), was $133,501,717 for federal income tax purposes.

Net unrealized appreciation consists of:

Gross unrealized appreciation:	$30,492,381
Gross unrealized depreciation:	(11,384,939)
Net unrealized appreciation:	$19,107,442